CONDENSED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss				$ (74,055,000)	$ (11,965,000)		$ (25,905,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in the fair value of warrants							1,466,000
Deferred tax provision							2,063,000
Increase (Decrease) in Operating Capital [Abstract]
Net cash used in operating activities				(26,395,000)	(18,395,000)		(21,991,000)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Net cash provided by (used in) investing activities				5,617,000	(24,041,000)		(56,205,000)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Payment of offering costs				0	(330,000)		(329,000)
Net cash provided by financing activities				5,472,000	66,337,000		88,923,000
Net Change in Cash				(16,122,000)	23,665,000		12,370,000
Cash and cash equivalents at beginning of year				48,144,000	35,774,000		35,774,000
Cash and cash equivalents at end of year	$ 32,022,000	$ 59,439,000	$ 59,439,000	32,022,000	59,439,000	$ 48,144,000	48,144,000
CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss			(114,691)	(3,657,398)		15,294,860
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(138,117)	(96,143)	(96,143)	(142,997)		(201,441)
Unrealized gain on marketable securities held in Trust Account	106,039	(41,496)	(41,496)	(2,231)		(8,012)
Transaction costs associated with the Initial Public Offering	0	671,901	671,901	0		15,851,828
Change in the fair value of warrants	13,174,144	(613,900)	(613,900)	2,284,340		12,406,208
Deferred tax provision			8,714	0
Increase (Decrease) in Operating Capital [Abstract]
Prepaid expenses			(81,365)	26,157		(65,973)
Accounts payable and accrued expenses			54,771	1,129,240		1,630,832
Net cash used in operating activities			(212,209)	(362,889)		(861,345)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Cash withdrawn from Trust Account to pay for franchise taxes			0	176,006
Investment of cash into Trust Account			(276,000,000)	0		(276,000,000)
Net cash provided by (used in) investing activities			(276,000,000)	176,006		(276,000,000)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from issuance of Class B common stock to Sponsor			25,000	0		25,000
Proceeds from sale of Units, net of underwriting discounts paid			270,480,000	0		270,480,000
Proceeds from sale of Private Placement Warrants			7,520,000	0		7,520,000
Proceeds from promissory note - related party			150,000	0		150,000
Repayment of promissory note - related party			(150,000)	0		(150,000)
Payment of offering costs			(671,828)	0		(671,828)
Net cash provided by financing activities			277,353,172	0		277,353,172
Net Change in Cash			1,140,963	(186,883)		491,827
Cash and cash equivalents at beginning of year			0	491,827		0
Cash and cash equivalents at end of year	$ 304,944	$ 1,140,963	1,140,963	304,944	$ 1,140,963	491,827	$ 491,827
Non-Cash investing and financing activities:
Initial classification of Class A common stock subject to possible redemption			276,000,000	0		276,000,000
Change in value of Class A common stock subject to possible redemption			87,639	(4,772)		33,447
Deferred underwriting fee payable			$ 9,660,000	$ 0		$ 9,660,000